NON-CONTROLLING INTEREST	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
NON-CONTROLLING INTEREST [Text Block]

12. NON-CONTROLLING INTEREST

The table below shows details of non-wholly owned subsidiaries of the Group that have material non-controlling interests:

Company	Proportion of ownership and voting rights held by non-controlling interests		Loss allocated to non-controlling interests		Accumulated non-controlling interests
	2019	2018	2019	2018	2019	2018
Maseve Investments 11 (Pty) Ltd	-	17.1%[1]	$-	$2,342	$-	$-
Mnombo Wethu Consultants (Pty) Limited	50.1%	50.1%	-	-	6,889	5,768
Waterberg JV Co2	63.05%	63.05%	-	-	8,562	5,384
				Total	$15,451	$11,152

[1]The Company closed the sale of Maseve in fiscal 2018
[2]Includes the 26% owned by Mnombo